Related Party Transactions Disclosure	Dec. 31, 2022
Notes
Related Party Transactions Disclosure

Note 10 - Related Party Transactions

Advances from Chief Executive Officer and Accrued Interest

The Company receives periodic advances from the Company’s Chief Executive Officer (“CEO”) based upon the Company’s cash flow needs. At December 31, 2022 and 2021, $142,854 and $145,347 (fiscal 2021 was primarily consisted of accrued interest) was due to such officer, respectively. Interest expense was accrued at an average annual market rate of interest which is 3.25% at December 31, 2021. Interest expense incurred was $13,156 for the year ended December 31, 2021. Interest expense incurred was $2,845 for the year ended December 31, 2022. During the year ended December 31, 2022, the CEO provided advances to the Company for working capital purposes of $190,000. The Company repaid $192,493 of these advances.

Effective February 28, 2010, the Company entered into an employment agreement with the CEO. The agreement, which is for a five-year term, provides for an initial base salary of $175,000 per year with a 3% annual increase thereafter (the “Base Salary”). The CEO is also entitled to certain bonuses based on net profits before taxes and other customary benefits, as defined in the agreement. In addition, since it is understood that the Company is employing the CEO during a time of economic decline throughout the U.S. and at times and from time to time, the Company may not be in a position to pay the full amount of Base Salary owed the CEO it is understood and agreed to by the Board, that as long as the Company is unable to pay the CEO the full amount of his Base Salary that the Board shall issue to him, from time to time, an amount of shares that will allow him to remain in possession of fifty-one percent (51%) of the Company’s then outstanding shares of common stock.  Such issuances shall be made to the CEO at any time when his total share holdings are reduced to an amount less than fifty-one percent (51%) as a result of issuance of shares of common stock made on behalf of the Company. Effective September 1, 2011, the Company authorized and issued 51 shares of Series A Preferred Stock to the Company’s CEO. Additionally, during the year ended December 31, 2021, the Company authorized and issued an additional 24 shares of Series A Preferred Stock to the Company’s CEO in connection with the amended and restated certificate of designation for the Company’s Series A Preferred Stock.

At December 31, 2021, deferred compensation due to CEO amounted to $346,163 and advances from CEO amounted $145,347. In April 2022, the remaining balance of $346,163 of deferred compensation due to CEO was reclassed to accrued compensation- CEO. Additionally, in April 2022, the Company accrued bonus compensation of $100,000 to the CEO. During the year ended December 31, 2022, the Company has repaid back $126,523 of accrued compensation to CEO. As of December 31, 2022, accrued compensation - CEO amounted $319,640 as reflected in the consolidated balance sheets.

On July 1, 2021, the Company entered into an Amended and Restated Executive Employment Agreement (“Amended Employment Agreement”) with the CEO of the Company, Berge Abajian (the “Executive”). The term of the Amended Employment Agreement shall be for 5 years and shall be automatically extended for successive periods of 1 year unless terminated by the Company or the Executive. The Executive shall receive a base salary of $250,000 per year and such base salary shall automatically increase in a rate of 3% per annum for each consecutive year after 2021 or at such rates as may be approved by the board of directors of the Company. Upon written request of the Executive, the Company shall pay all or a portion of the base salary owed to Executive in the form of i) a convertible promissory note, or ii) the Company’s common stock or if available, S-8 common stock. Additionally, the Executive is eligible to receive quarterly bonus at the discretion of the board of directors of the Company. Additionally, the Executive shall be eligible to participate in the Company’s 2021 Stock Incentive Plan. In July 2021, under the terms of the ESOP, the Board of Directors of the Company approved the future issuance of 500,000,000 shares to the Company’s CEO subject to the Company increasing its authorized shares to 6,000,000,000 shares and subject to the effectiveness of an S-8 Registration Statement covering these shares which has been filed with the Securities and Exchange Commission (“SEC”) on September 21, 2022 (see Note 12).

Consulting, Advertising, and Marketing Fees

The Company incurred consulting fees of $46,905 to an affiliated company owned by Mr. Donald Wilson during the year ended December 31, 2022. The Company incurred advertising and marketing fees of $27,160 to an affiliated company owned by Mr. Donald Wilson during the year ended December 31, 2021. Mr. Donald Wilson is one of the majority owners of the 49% of the Merger Sub, GearBubble Tech.

Loans Payable

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Jonathan Foltz, the President and CEO of Digital Age Business (see Note 8). Jonathan Foltz is one of the majority owners of the 49% in Acquisition Sub, Aphrodite’s Marketing (see Note 13). As of December 31, 2022 and 2021, the outstanding balance was $81,534 and $82,136, respectively.

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has loan agreements with Nationwide dated in October 2020 and November 2020. Nationwide is owned by the father of Jonathan Foltz (see Note 8). As of December 31, 2022 and 2021, the outstanding balance was $608,500 and $573,750, respectively.

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Digital Age Business. Jonathan Foltz is the President and CEO of Digital Age Business (see Note 8). As of December 31, 2022 and 2021, the outstanding balance was $0 and $42,487, respectively.

Revenues and Accounts Receivable

During the year ended December 31, 2022, the Company generated revenues of $86,060 from an affiliated company owned by Mr. Donald Wilson who is one of the majority owners of the 49% of GearBubble Tech. During the year ended December 31, 2022, the Company generated revenues of $53,655 from an affiliated company owned by the brother of the CEO of the Company. As of December 31, 2022, accounts receivable to these affiliated companies amounted $0.